Shareholder Fees - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO	Apr. 29, 2023 USD ($)
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO | Fidelity Total Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none